Investment Portfolioas of March 31, 2025 (Unaudited)
DWS High Income VIP
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 88.2%
Communication Services 14.7%
Altice France SA:
REG S, 3.375%, 1/15/2028	EUR	100,000	86,120
144A, 5.5%, 1/15/2028		200,000	159,793
CCO Holdings LLC:
144A, 4.5%, 8/15/2030		105,000	95,582
144A, 5.125%, 5/1/2027		220,000	216,686
144A, 5.375%, 6/1/2029		570,000	551,534
Clear Channel Outdoor Holdings, Inc., 144A, 7.75%, 4/15/2028		140,000	120,336
CommScope LLC, 144A, 4.75%, 9/1/2029		165,000	146,693
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027		75,000	67,257
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028		80,000	77,137
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		400,000	289,655
144A, 5.0%, 11/15/2031		280,000	132,300
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		275,000	266,488
144A, 8.875%, 2/1/2030		40,000	38,169
DISH DBS Corp., 144A, 5.75%, 12/1/2028		295,000	248,788
DISH Network Corp., 144A, 11.75%, 11/15/2027		195,000	205,350
EchoStar Corp.:
6.75%, 11/30/2030		165,000	149,711
10.75%, 11/30/2029		140,000	147,107
Hughes Satellite Systems Corp., 6.625%, 8/1/2026 (b)		55,000	45,371
iHeartCommunications, Inc., 144A, 4.75%, 1/15/2028		55,000	41,371
Iliad Holding SASU, 144A, 7.0%, 10/15/2028		200,000	202,427
Level 3 Financing, Inc.:
144A, 4.25%, 7/1/2028		95,000	82,413
144A, 4.875%, 6/15/2029		80,000	67,629
144A, 10.5%, 5/15/2030		55,000	58,932
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031		90,000	77,564
144A, 4.625%, 6/1/2028		135,000	129,543
144A, 5.0%, 12/15/2027		150,000	147,034
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031		60,000	60,331
Sirius XM Radio LLC:
144A, 3.125%, 9/1/2026		345,000	334,241
144A, 5.0%, 8/1/2027		90,000	87,934
Snap, Inc., 144A, 6.875%, 3/1/2033		102,000	101,992
TEGNA, Inc., 4.625%, 3/15/2028		220,000	208,119
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		200,000	194,000
Univision Communications, Inc.:
144A, 8.0%, 8/15/2028		195,000	195,609
144A, 8.5%, 7/31/2031		40,000	39,086
Viasat, Inc., 144A, 6.5%, 7/15/2028 (b)		50,000	43,601
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		345,000	326,763
Virgin Media Vendor Financing Notes IV DAC, 144A, 5.0%, 7/15/2028		200,000	189,032
Vodafone Group PLC, 7.0%, 4/4/2079		265,000	272,932

Windstream Services LLC, 144A, 8.25%, 10/1/2031		83,000	84,503
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027 (b)		110,000	100,192
Ziggo BV, 144A, 4.875%, 1/15/2030		200,000	183,208
			6,272,533
Consumer Discretionary 11.4%
Affinity Interactive, 144A, 6.875%, 12/15/2027		45,000	34,102
Avis Budget Car Rental LLC, 144A, 4.75%, 4/1/2028 (b)		100,000	91,592
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		199,000	183,534
Caesars Entertainment, Inc., 144A, 6.0%, 10/15/2032		200,000	186,774
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		45,000	37,069
Carnival Corp., 144A, 5.75%, 3/15/2030 (b)		209,000	208,159
Carvana Co., 144A, 9.0%, 6/1/2031, PIK		94,089	104,534
Ford Motor Credit Co. LLC, 5.125%, 6/16/2025		30,000	29,980
Garrett Motion Holdings, Inc., 144A, 7.75%, 5/31/2032		70,000	69,189
Great Canadian Gaming Corp., 144A, 8.75%, 11/15/2029		59,000	59,277
Hilton Domestic Operating Co., Inc., 144A, 3.625%, 2/15/2032		425,000	372,509
International Game Technology PLC, 144A, 4.125%, 4/15/2026		220,000	217,255
Jaguar Land Rover Automotive PLC, 144A, 4.5%, 10/1/2027		200,000	192,613
Kontoor Brands, Inc., 144A, 4.125%, 11/15/2029		105,000	96,480
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		385,000	348,819
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025		400,000	398,091
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		205,000	192,396
NCL Corp., Ltd., 144A, 6.75%, 2/1/2032		129,000	127,426
Nissan Motor Acceptance Co. LLC, 144A, 1.85%, 9/16/2026		135,000	128,144
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029		45,000	39,953
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	200,000	203,284
144A, 9.75%, 4/15/2029		200,000	217,144
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		161,000	158,308
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		86,000	79,433
Staples, Inc.:
144A, 10.75%, 9/1/2029		171,000	154,488
144A, 12.75%, 1/15/2030		25,000	16,933
Tenneco, Inc., 144A, 8.0%, 11/17/2028		105,000	100,143
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		210,000	211,543
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		465,000	444,106
ZF North America Capital, Inc., 144A, 6.875%, 4/14/2028		150,000	147,315
			4,850,593
Consumer Staples 2.7%
Albertsons Companies, Inc.:
144A, 3.5%, 3/15/2029		100,000	92,031
144A, 6.25%, 3/15/2033		39,000	39,380
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032		42,000	43,161
KeHE Distributors LLC, 144A, 9.0%, 2/15/2029		75,000	77,145
Post Holdings, Inc., 144A, 5.5%, 12/15/2029		290,000	281,877
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029		75,000	69,528
Turning Point Brands, Inc., 144A, 7.625%, 3/15/2032		118,000	122,916
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031		70,000	64,867
Walgreens Boots Alliance, Inc.:
2.125%, 11/20/2026	EUR	320,000	338,231
3.2%, 4/15/2030		40,000	36,908
			1,166,044
Energy 14.6%
Aethon United BR LP, 144A, 7.5%, 10/1/2029		295,000	300,058

Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029	120,000	117,100
144A, 6.625%, 10/15/2032	166,000	165,226
144A, 8.25%, 12/31/2028	150,000	152,958
Blue Racer Midstream LLC, 144A, 7.25%, 7/15/2032	165,000	170,693
Buckeye Partners LP:
3.95%, 12/1/2026 (b)	130,000	126,694
144A, 4.5%, 3/1/2028	80,000	76,761
144A, 6.75%, 2/1/2030	171,000	173,207
144A, 6.875%, 7/1/2029	130,000	132,149
Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028	130,000	134,158
144A, 8.625%, 11/1/2030	40,000	41,267
144A, 8.75%, 7/1/2031	65,000	66,751
Comstock Resources, Inc., 144A, 6.75%, 3/1/2029	105,000	102,694
Encino Acquisition Partners Holdings LLC, 144A, 8.75%, 5/1/2031	45,000	47,818
Genesis Energy LP:
8.0%, 5/15/2033	65,000	65,506
8.25%, 1/15/2029	210,000	216,812
Global Partners LP, 144A, 8.25%, 1/15/2032	100,000	102,796
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029	73,000	73,971
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	110,000	111,100
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	265,000	249,308
Howard Midstream Energy Partners LLC:
144A, 7.375%, 7/15/2032	110,000	112,698
144A, 8.875%, 7/15/2028	85,000	88,628
Kimmeridge Texas Gas LLC, 144A, 8.5%, 2/15/2030	105,000	104,939
Kinetik Holdings LP:
144A, 5.875%, 6/15/2030	85,000	84,115
144A, 6.625%, 12/15/2028	61,000	61,970
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029	235,000	239,548
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029	86,000	83,961
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031	68,000	66,305
Nabors Industries Ltd., 144A, 7.5%, 1/15/2028	50,000	46,025
Nabors Industries, Inc., 144A, 8.875%, 8/15/2031	2,000	1,737
NGL Energy Operating LLC:
144A, 8.125%, 2/15/2029	120,000	120,838
144A, 8.375%, 2/15/2032	80,000	80,172
NuStar Logistics LP, 6.375%, 10/1/2030	370,000	374,076
Permian Resources Operating LLC, 144A, 7.0%, 1/15/2032	100,000	102,260
Rockies Express Pipeline LLC:
144A, 6.75%, 3/15/2033	24,000	24,402
144A, 6.875%, 4/15/2040	100,000	97,622
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	200,000	199,858
SM Energy Co., 144A, 7.0%, 8/1/2032 (b)	179,000	175,674
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	102,000	104,097
Sunoco LP:
4.5%, 4/30/2030	230,000	215,092
144A, 6.25%, 7/1/2033	112,000	112,117
Tallgrass Energy Partners LP, 144A, 7.375%, 2/15/2029	105,000	105,523
TransMontaigne Partners LLC, 144A, 8.5%, 6/15/2030	66,000	66,486
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	69,308	70,436
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028	81,428	83,183
Transocean, Inc., 144A, 8.75%, 2/15/2030	88,000	91,396
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033	165,000	142,007

Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030 (b)	127,000	125,119
144A, 9.0%, Perpetual	87,000	82,562
144A, 9.5%, 2/1/2029	105,000	112,593
144A, 9.875%, 2/1/2032	155,000	164,623
Vital Energy, Inc., 144A, 7.875%, 4/15/2032 (b)	75,000	69,819
		6,236,908
Financials 6.6%
Alliant Holdings Intermediate LLC:
144A, 4.25%, 10/15/2027	135,000	130,289
144A, 5.875%, 11/1/2029 (b)	130,000	125,649
144A, 6.5%, 10/1/2031	99,000	97,187
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032	200,000	203,604
Burford Capital Global Finance LLC, 144A, 6.25%, 4/15/2028	200,000	198,752
EZCORP, Inc., 144A, 7.375%, 4/1/2032	190,000	192,766
FirstCash, Inc.:
144A, 4.625%, 9/1/2028	150,000	143,246
144A, 6.875%, 3/1/2032	70,000	70,872
Freedom Mortgage Corp., 144A, 12.0%, 10/1/2028	80,000	85,930
Freedom Mortgage Holdings LLC:
144A, 8.375%, 4/1/2032	89,000	86,962
144A, 9.25%, 2/1/2029	70,000	71,088
HUB International Ltd., 144A, 5.625%, 12/1/2029	195,000	188,616
Icahn Enterprises LP, 5.25%, 5/15/2027	135,000	128,346
Navient Corp., 5.0%, 3/15/2027	90,000	88,063
OneMain Finance Corp., 4.0%, 9/15/2030	105,000	92,500
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031	220,000	224,165
Saks Global Enterprises LLC, 144A, 11.0%, 12/15/2029	33,000	26,733
SLM Corp., 3.125%, 11/2/2026	135,000	130,417
Starwood Property Trust, Inc.:
144A, (REIT), 3.625%, 7/15/2026	180,000	174,407
144A, (REIT), 6.0%, 4/15/2030	275,000	268,724
144A, 6.5%, 10/15/2030 (c)	71,000	70,341
		2,798,657
Health Care 5.2%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032 (c)	200,000	198,772
1375209 BC Ltd., 144A, 9.0%, 1/30/2028	65,000	64,950
Acadia Healthcare Co., Inc.:
144A, 5.5%, 7/1/2028	265,000	257,843
144A, 7.375%, 3/15/2033	66,000	65,935
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027 (b)	80,000	76,014
Bausch Health Companies, Inc.:
144A, 4.875%, 6/1/2028	70,000	56,525
144A, 5.0%, 2/15/2029 (b)	65,000	41,713
144A, 6.125%, 2/1/2027	185,000	187,590
144A, 11.0%, 9/30/2028 (b)	80,000	76,200
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029	65,000	59,832
144A, 4.0%, 3/15/2031	35,000	31,323
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031	115,000	90,905
144A, 5.25%, 5/15/2030	90,000	74,254
144A, 5.625%, 3/15/2027	140,000	133,689
144A, 6.875%, 4/1/2028	85,000	56,272
Embecta Corp., 144A, 5.0%, 2/15/2030	65,000	58,166
HLF Financing SARL LLC, 144A, 4.875%, 6/1/2029	80,000	61,696

LifePoint Health, Inc.:
144A, 5.375%, 1/15/2029 (b)		45,000	39,493
144A, 8.375%, 2/15/2032 (b)		171,000	172,173
Owens & Minor, Inc., 144A, 4.5%, 3/31/2029		35,000	29,323
Tenet Healthcare Corp., 6.875%, 11/15/2031		165,000	168,927
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/2036		190,000	189,364
			2,190,959
Industrials 10.4%
ADT Security Corp., 144A, 4.875%, 7/15/2032 (b)		50,000	46,674
American Airlines, Inc., 144A, 5.5%, 4/20/2026		114,584	114,270
AmeriTex HoldCo Intermediate LLC, 144A, 10.25%, 10/15/2028 (b)		135,000	138,558
ATS Corp., 144A, 4.125%, 12/15/2028		220,000	204,334
Beacon Roofing Supply, Inc., 144A, 4.5%, 11/15/2026		285,000	284,427
Block, Inc., 3.5%, 6/1/2031		720,000	633,029
EMRLD Borrower LP, 144A, 6.625%, 12/15/2030		130,000	130,058
Enviri Corp., 144A, 5.75%, 7/31/2027		125,000	119,341
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033		98,000	98,679
144A, 9.0%, 5/15/2028		45,000	46,621
Fortress Transportation & Infrastructure Investors LLC:
144A, 5.5%, 5/1/2028		110,000	107,813
144A, 7.0%, 5/1/2031		110,000	111,762
Hillenbrand, Inc., 3.75%, 3/1/2031		455,000	399,023
Imola Merger Corp., 144A, 4.75%, 5/15/2029		130,000	123,454
Moog, Inc., 144A, 4.25%, 12/15/2027		380,000	366,082
Prime Security Services Borrower LLC, 144A, 3.375%, 8/31/2027		65,000	61,596
Roller Bearing Company of America, Inc., 144A, 4.375%, 10/15/2029		180,000	168,981
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		155,000	136,400
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		90,000	96,010
Stena International SA, 144A, 7.25%, 1/15/2031		400,000	399,815
Stonepeak Nile Parent LLC, 144A, 7.25%, 3/15/2032		103,000	104,987
TransDigm, Inc.:
4.625%, 1/15/2029		230,000	218,379
144A, 6.375%, 3/1/2029		30,000	30,306
Velocity Vehicle Group LLC, 144A, 8.0%, 6/1/2029		100,000	102,574
Wesco Distribution, Inc., 144A, 6.375%, 3/15/2033		93,000	93,469
Williams Scotsman, Inc., 144A, 4.625%, 8/15/2028		95,000	92,072
			4,428,714
Information Technology 2.2%
ams-OSRAM AG, REG S, 10.5%, 3/30/2029	EUR	100,000	108,949
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		185,000	188,095
144A, 9.0%, 9/30/2029		215,000	214,439
NCR Voyix Corp., 144A, 5.0%, 10/1/2028		95,000	91,411
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		105,000	91,103
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		110,000	96,832
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		40,000	37,700
UKG, Inc., 144A, 6.875%, 2/1/2031		95,000	96,372
			924,901
Materials 14.0%
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		200,000	205,875
Alumina Pty. Ltd., 144A, 6.375%, 9/15/2032		239,000	234,968
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	100,000	90,494
Ardagh Packaging Finance PLC, REG S, 2.125%, 8/15/2026	EUR	100,000	100,020

Arsenal AIC Parent LLC, 144A, 11.5%, 10/1/2031	60,000	65,246
Ashland, Inc., 144A, 3.375%, 9/1/2031	695,000	597,209
Avient Corp., 144A, 6.25%, 11/1/2031	242,000	239,723
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029	150,000	137,181
Calderys Financing LLC, 144A, 11.25%, 6/1/2028	120,000	126,381
Capstone Copper Corp., 144A, 6.75%, 3/31/2033	135,000	134,464
Celanese U.S. Holdings LLC, 6.95%, 11/15/2033 (b)	295,000	308,296
Chemours Co., 144A, 5.75%, 11/15/2028	540,000	498,064
Cleveland-Cliffs, Inc.:
144A, 4.875%, 3/1/2031	46,000	40,023
144A, 7.5%, 9/15/2031	21,000	20,503
Commercial Metals Co., 3.875%, 2/15/2031	265,000	236,786
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028 (b)	150,000	129,000
Element Solutions, Inc., 144A, 3.875%, 9/1/2028	480,000	451,943
First Quantum Minerals Ltd., 144A, 8.0%, 3/1/2033	200,000	202,651
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031	80,000	72,241
IAMGOLD Corp., 144A, 5.75%, 10/15/2028	145,000	141,591
Iris Holding, Inc., 144A, 10.0%, 12/15/2028 (b)	35,000	31,206
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031	225,000	199,131
LABL, Inc., 144A, 9.5%, 11/1/2028	60,000	50,729
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/2026	115,000	114,055
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028	155,000	154,984
New Gold, Inc., 144A, 6.875%, 4/1/2032	108,000	109,077
Novelis Corp., 144A, 3.25%, 11/15/2026	195,000	188,514
Olin Corp.:
5.0%, 2/1/2030	190,000	178,923
6.625%, 4/1/2033	92,000	89,388
Olympus Water U.S. Holding Corp., 144A, 4.25%, 10/1/2028	225,000	207,915
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/2028	145,000	137,918
SCIL IV LLC, 144A, 5.375%, 11/1/2026	200,000	196,721
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030	185,000	188,880
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028	60,000	64,352
		5,944,452
Real Estate 2.0%
CTR Partnership LP, 144A, (REIT), 3.875%, 6/30/2028	110,000	103,105
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2027	235,000	230,219
144A, (REIT), 5.25%, 7/15/2030	245,000	234,914
MPT Operating Partnership LP:
5.0%, 10/15/2027 (b)	100,000	90,351
144A, 8.5%, 2/15/2032	135,000	137,523
Uniti Group LP, 144A, (REIT), 6.5%, 2/15/2029 (b)	80,000	71,856
		867,968
Utilities 4.4%
Edison International, 8.125%, 6/15/2053 (b)	75,000	73,140
Lightning Power LLC, 144A, 7.25%, 8/15/2032	412,000	424,187
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	145,000	128,420
144A, 3.875%, 2/15/2032	270,000	236,758
144A, 5.25%, 6/15/2029	75,000	73,090
144A, 6.25%, 11/1/2034	175,000	172,272
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	205,000	190,724
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030	70,000	74,249
TerraForm Power Operating LLC, 144A, 5.0%, 1/31/2028	65,000	62,910

Vistra Corp., 144A, 7.0%, Perpetual	240,000	243,024
Vistra Operations Co. LLC, 144A, 4.375%, 5/1/2029	220,000	208,901
		1,887,675
Total Corporate Bonds (Cost $38,050,578)		37,569,404

Convertible Bonds 1.0%
Utilities
XPLR Infrastructure LP, 144A, 2.5%, 6/15/2026 (Cost $445,344)	465,000	443,378

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Notes, 3.875%, 8/15/2034 (Cost $38,213)	40,000	38,988

Loan Participations and Assignments 3.2%
Senior Loans (d)
Altice Financing SA, Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.302%, 10/31/2027	204,238	167,986
Cablevision Lightpath LLC, Term Loan, 11/30/2027 (e)	214,674	214,674
Garda World Security Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.322%, 2/1/2029	106,850	106,605
Gray Television, Inc., Term Loan D, 1 mo. USD Term SOFR + 3.0%, 7.437%, 12/1/2028	99,731	91,638
Lumen Technologies, Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.789%, 4/15/2029	65,000	62,634
McAfee LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.323%, 3/1/2029	154,613	147,964
Star Parent, Inc., Term Loan B, 3 mo. USD Term SOFR + 4.0%, 8.299%, 9/27/2030	277	265
Windsor Holdings III LLC, Term Loan B, 8/1/2030 (e)	556,406	551,655
Total Loan Participations and Assignments (Cost $1,375,089)		1,343,421

	Shares	Value ($)

Exchange-Traded Funds 4.7%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	5,000	189,200
iShares Broad USD High Yield Corporate Bond ETF (b)	30,000	1,104,300
SPDR Portfolio High Yield Bond ETF	30,000	702,600
Total Exchange-Traded Funds (Cost $2,018,050)		1,996,100

Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	287	1,564

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (f) (Cost $244,286)	1,100	5,294

Securities Lending Collateral 6.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (g) (h) (Cost $2,663,010)	2,663,010	2,663,010

Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 4.37% (g) (Cost $1,076,984)	1,076,984	1,076,984

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $45,911,554)	106.0	45,138,143
Other Assets and Liabilities, Net	(6.0)	(2,545,978)
Net Assets	100.0	42,592,165
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2025 are as follows:
Value ($) at 12/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2025	Value ($) at 3/31/2025
Securities Lending Collateral 6.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (g) (h)
3,309,210	—	646,200 (i)	—	—	4,265	—	2,663,010	2,663,010
Cash Equivalents 2.5%
DWS Central Cash Management Government Fund, 4.37% (g)
813,571	6,491,437	6,228,024	—	—	13,800	—	1,076,984	1,076,984
4,122,781	6,491,437	6,874,224	—	—	18,065	—	3,739,994	3,739,994

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2025 amounted to $2,560,613, which is 6.0% of net assets.

(c)	When-issued security.
(d)
Variable or floating rate security. These securities are shown at their current rate as of March 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	All or a portion of the security represents unsettled loan commitments at March 31, 2025 where the rate will be determined at the time of settlement.
(f)	Investment was valued using significant unobservable inputs.
(g)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(h)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(i)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	103,680	USD	112,090	4/30/2025	(201)	State Street Bank and Trust
EUR	777,137	USD	839,159	4/30/2025	(2,518)	State Street Bank and Trust
Total unrealized depreciation					(2,719)
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$37,569,404	$—	$37,569,404
Convertible Bonds	—	443,378	—	443,378
Government & Agency Obligations	—	38,988	—	38,988
Loan Participations and Assignments	—	1,343,421	—	1,343,421
Exchange-Traded Funds	1,996,100	—	—	1,996,100
Common Stocks	1,564	—	—	1,564
Warrants	—	—	5,294	5,294
Short-Term Investments (a)	3,739,994	—	—	3,739,994
Total	$5,737,658	$39,395,191	$5,294	$45,138,143

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(2,719)	$—	$(2,719)
Total	$—	$(2,719)	$—	$(2,719)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2HI-PH1
R-080548-3 (1/27)